Acquisitions and Dispositions (Results of Operations and Pro Forma Information) (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Dominion Energy
Business Acquisition [Line Items]
Merger and integration related costs		$ 3		$ 17
SCANA
Business Acquisition [Line Items]
Increase in operating revenue	$ 979		$ 2,100
Decrease in net income	97		1,100
Merger and integration related costs			570
SCANA | Dominion Energy
Business Acquisition [Line Items]
Merger and integration related costs	29		596
SCANA | Dominion Energy | Voluntary Retirement Program
Business Acquisition [Line Items]
Merger and integration related costs	4		427
SCANA | Dominion Energy | Other operations and maintenance
Business Acquisition [Line Items]
Merger and integration related costs	25		160
SCANA | Dominion Energy | Interest and related charges
Business Acquisition [Line Items]
Merger and integration related costs			$ 9
SCANA | Dominion Energy | Maximum | Interest and related charges
Business Acquisition [Line Items]
Merger and integration related costs	$ 1